                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:     September 30, 2000


Check here if Amendment [x]; Amendment Number: 4

This Amendment (Check only one.): [ ]  is a restatement.
                                  [x]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 11/13/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:          Milton Arbitrage Partners LLC
Address:       56 Mason Street
               Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James E. Buck II
Title:  Managing Member
Phone:  (203)661-7022

Signature, Place, and Date of Signing:
/s/ James E. Buck II                Greenwich, Connecticut      November 2, 2001
-------------------------------     ----------------------      ----------------
      [Signature]                        [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                          ----------

Form 13F Information Table Entry Total:                           1
                                                          ----------

Form 13F Information Table Value Total:                    $ 12,627
                                                          ----------
                                                          (thousands)


List of Other Included Managers:

None

                FORM 13F INFORMATION TABLE (FILING MADE 9/30/00)

------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE   SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER              TITLE OF CLASS    CUSIP    (X1000)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
CHRIS CRAFT INDS INC         COMMON STOCK   170520100  12,627     151,000    SH            SOLE               151,000    0       0